Derivative Instruments and Hedging Activities - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Interest rate swaps and cross currency swaps agreement
Derivative [Line Items]
Fair value of derivative asset	$ 17.3
Fair value of derivative liability	29.2
Deposit as security for swap liabilities	0.0
Interest rate swaps and swaptions and cross currency swaps agreement
Derivative [Line Items]
Deposit as security for swap liabilities		$ 22.3
Toledo Spirit time-charter derivative
Derivative [Line Items]
Derivative fair value, net	$ 2.2	$ 1.6